SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Standards Codification

On October 31, 2009, the Company adopted the changes issued by the FASB to the authoritative hierarchy of accounting principles generally accepted in the United States of America (“GAAP”). These changes establish the FASB Accounting Standards Codification TM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates (“ASUs”). ASUs will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on our consolidated financial statements.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements are presented in United States dollars and have been prepared in accordance with GAAP. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of consolidated financial statements involves the use of estimates which have been made using careful judgment.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the GAAP framework.

These consolidated financial statements include the financial statements of Argentex and SCRN. All significant intercompany balances and transactions have been eliminated from the consolidated financial results.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and expenses during the periods reported. Significant areas requiring management's estimates and assumptions are determining the fair value of transactions involving common stock, valuation and impairment losses on mineral property interests, and the valuation of stock-based compensation. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant. Other areas requiring estimates include depreciation of equipment. Actual results could differ from those estimates.

Foreign Currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian dollar (“CDN$”). The functional currency of SCRN is the U.S. dollar. The accounts of the Company are translated into our reporting currency, the U.S. dollar as follows:

a)	all of the assets and liabilities are translated at the rate of exchange in effect on the date of the balance sheets;
b)	revenue and expenses are translated at the exchange rate approximating those in effect on the date of the transactions; and
c)	exchange gains and losses arising from translation are included in accumulated other comprehensive income/loss, which is a separate component of equity.

Monetary assets and liabilities denominated in foreign currencies are translated using period end foreign currency exchange rates and expenses are translated using average foreign currency exchange rates during the reporting periods in which the expenses were transacted. Non-monetary assets and liabilities are translated at their historical foreign currency exchange rates. Gains and losses resulting from foreign exchange transactions are included in the determination of net income/loss in the period.

Fair Value Measurements

FASB ASC topic 820 establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

  Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

  Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

Cash, Cash Equivalents and Short-term Investments

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents and investments with initial maturities of more than three months are short-term investments. The following tables summarize the Company’s financial assets’ adjusted cost, unrealized gains and fair value by significant investment category recorded as cash and cash equivalents as of January 31, 2012 and January 31, 2011:

January 31, 2012

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$9,246,422	$2,885	$9,249,307	$9,249,307

January 31, 2011

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$965,307	$ -	$965,307	$965,307
Level 2:	Bankers’ Acceptance	4,993,006	1,049	4,994,055	4,994,055
	Total	$5,958,313	$1,049	$5,959,362	$5,959,362

The Company’s cash equivalent instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The significant transfers between level 1 and level 2 are disclosed in the cash flow statement.

Equipment and Buildings

Equipment is recorded at cost and depreciated using the declining balance method over their estimated useful lives at 20% for furniture, fixtures and exploration equipment and 30% for computer equipment. Buildings are recorded at cost and depreciated using the straight line method over their estimated useful lives of 10 years.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. An impairment loss is recognized when the carrying amount exceeds its estimated recoverable value.

Mineral Claim Property Interests

The Company is primarily engaged in the acquisition and exploration of mining properties. Mineral property acquisition costs and mineral exploration rights are initially capitalized when incurred. Mineral property exploration costs are expensed as incurred. The Company assesses the carrying costs for impairment when indicators of impairment exist. If proven and probable reserves are established for a property and it has been determined that a mineral property can be economically developed, development costs will be amortized using the units-of-production method over the established life of the reserve.

As of the date of these financial statements, the Company has yet to establish proven or probable reserves on any of its mineral properties.

Realization of the Company’s investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of permits and the potential for problems arising from government conveyance accuracy, prior unregistered agreements or transfers, indigenous land claims, confirmation of physical boundaries, and title may be affected by undetected defects. The Company does not carry title insurance. The Company has evaluated title to all of its mineral properties and believes, to the best of its knowledge, that evidence of title is adequate and acceptable given the current stage of exploration.

Asset Retirement Obligations

The Company records the fair value of estimated asset retirement obligations (“AROs”) associated with tangible long-lived assets once there is a legal obligation to settle under existing or enacted law, statute, written or oral contract or by legal construction. These obligations, which are initially estimated based on discounted cash flow estimates, are accreted to full value over time through charges to operations. In addition, asset retirement costs (“ARCs”) would be capitalized as part of the related asset’s carrying value and are depreciated (primarily on a unit-of-production basis) over the asset’s respective useful life. Reclamation costs for future disturbances will be recognized as an ARO and a related ARC in the period when an ARO arises.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax balances and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the date of enactment. A valuation allowance is applied when in management’s view it is more likely than not ( 50%) that such deferred tax will not be utilized.

The Company’s operations involve dealing with uncertainties and judgments in applying complex tax regulations in Canada and Argentina. The final taxes paid are dependent upon many factors including negotiations with tax authorities in various jurisdictions. The Company records potential withholding tax, value added tax and mineral property tax liabilities based on management’s estimate of whether and the extent to which taxes may be refunded or deemed payable.

In the unlikely event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax position would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of January 31, 2012, the management of the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities. However, as a result of the Company’s change in its corporate jurisdiction from the State of Delaware (Argentex Delaware) to the Province of British Columbia, Canada (Argentex BC) on June 8, 2012 as described in note 1 to these financial statements, management of the Company believes that it may encounter certain uncertain tax positions as follows:

United States Federal Income Tax Consequences

The change in the Company’s corporate jurisdiction from the State of Delaware to the Province of British Columbia, Canada is, for U.S. federal income tax purposes, treated as the transfer of the assets of Argentex Delaware to Argentex BC. The Company has recognized a gain on the assets held by it at the time of the change in its corporate jurisdiction to the extent that the fair market value of any of its assets exceeds its respective basis. The calculation of the gain is made separately for each asset held by the Company. The determination of fair market value is estimated by the Company’s management and is subject to review by U.S. tax authorities. In addition, the Company may still be treated as a U.S. corporation and taxed on its worldwide income and/or classified as a passive foreign investment company.

Canadian Federal Income Tax Consequences

As a result of the merger, Argentex Delaware as the non-surviving corporation is considered to have disposed of its assets to Argentex Nevada for proceeds equal to their fair market value. Argentex Delaware is subject to Canadian federal income tax liabilities with respect to any gains realized as a result of the deemed disposition of all of its assets that constitute “taxable Canadian property” for the purposes of the Canadian federal income tax. As a result of the continuation, Argentex BC is deemed to have disposed of, and immediately thereafter reacquired, all of its assets at their then fair market value. Gains arising on the deemed disposition of taxable Canadian property of Argentex BC, if any, are subject to tax in Canada. However, if the adjusted cost base of the assets of Argentex BC is equal to the fair market value of the assets, due to the assets having been acquired by Argentex Nevada in the course of the merger shortly prior to the continuation in a disposition deemed to have taken place at fair market value, then no gain should be realized by Argentex BC.

As at January 31, 2012, the Company had net operating loss carry forwards; however, due to the uncertainty of realization, the Company has provided a full valuation allowance for the potential deferred tax assets resulting from these losses carry forwards.

Basic and Diluted Net Loss per Common Share

Basic net loss per share includes no potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share reflects the potential dilution of securities that could share in the loss of the Company. The common shares potentially issuable on the exercise of stock options and warrants were not included in the calculation of weighted average number of shares outstanding because the effect is anti-dilutive. Accordingly, diluted net loss per share is equal to basic net loss per share.

Other Comprehensive Income/Loss

Other comprehensive income/loss reflects changes in equity that result from transactions and economic events from non-owner sources.

Stock Based Compensation

The Company follows ASC 718, Compensation - Stock Compensation , which addresses the accounting for stock based payment transactions, requiring such transactions to be accounted for using the fair value method. Awards of shares for property or services are recorded at the more readily measurable of the fair value of the stock and the fair value of the preparation service. The Company uses the Black-Scholes option-pricing model to determine the grant date fair-value of stock based awards under ASC 718. The fair value is recorded in expenses depending on the terms and conditions of the award, and the nature of the relationship of the recipient of the award to the Company. The Company records the grant date fair value in expenses in line with the period over which it was earned. For employees and management this is typically considered to be the vesting period of the award. For consultants the fair value of the award is recorded in expenses over the term of the service period, and unvested amounts are revalued at each reporting period over the service period. The Company estimates the expected forfeitures and updates the valuation accordingly.

Change in Accounting Policy - Functional Currency

The Company had previously considered itself to be functionally U.S. dollar denominated and reported in U.S. dollars. During the period, management has determined that during the fourth quarter of its fiscal year ended January 31, 2010, the parent company’s (Argentex’s) functional currency became the Canadian dollar whereas its subsidiary (SCRN Properties Ltd.) remained functionally denominated in U.S. dollars.

This change in accounting policy is being applied prospectively. Management has determined that retroactive restatement of the Company’s financial statements issued since January 31, 2010 is not required as the amount of $28,325 that would have been recorded as increase in other comprehensive income is not material.

Recently issued Accounting Pronouncements

Comprehensive Income

In June 2011, ASC guidance was issued related to comprehensive income. Under the updated guidance, an entity will have the option to present the total of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, the update requires certain disclosure requirements when reporting other comprehensive income. The update does not change the items reported in other comprehensive income or when an item of other comprehensive income must be reclassified to income. The update is effective for the Company’s fiscal year beginning February 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial position, results of operations or cash flows of the Company.

Fair value

In May 2011, ASC guidance was issued related to the convergence of U.S. GAAP and International Financial Reporting Standards requirements for measuring amounts at fair value as well as disclosures about these measurements. The update is effective for the Company’s fiscal year beginning February 1, 2012. The Company does not expect the updated guidance to have an impact on the consolidated financial statements of the Company.

Fair Value Accounting

In May 2011, ASC guidance was issued related to disclosures around fair value accounting. The updated guidance clarifies different components of fair value accounting including the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and disclosing quantitative information about the unobservable inputs used in fair value measurements that are categorized in ‘Level 3 – Significant Unobservable Inputs’ of the fair value hierarchy. The update is effective for the Company’s fiscal year beginning February 1, 2012. The Company does not expect the updated guidance to have a significant impact on the consolidated financial statements of the Company.